November 23, 2009	Stacy H. Winick D 202.778.9252 stacy.winick@klgates.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Mortgage Opportunity Term Fund

333-161958; 811-22329

Ladies and Gentlemen:

On behalf of the Nuveen Mortgage Opportunity Term Fund (the “Fund”), we are transmitting for electronic filing pre-effective amendment no. 2 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9252 or Robert Rosenblum at (202) 778-9464 with any questions or comments concerning these materials.

Very truly yours,

Stacy H. Winick

Enclosures

Copies to	J. Grzeskiewicz (w/encl.)
K. McCarthy (w/encl.)
C. Rorhbacher (w/encl.)
S. Cogan (e/encl.)